Commitments and Contingencies (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Contractual Obligation [Line Items]
2024	$ 34,081
2025	2,825
2026	2,077
2027	8
2028	0
Thereafter	0
Total Payments Required	38,991
Royalties and expenditures for licensed content of games [Member]
Contractual Obligation [Line Items]
2024	15,224
2025	1,412
2026	1,059
2027	0
2028	0
Thereafter	0
Total Payments Required	17,695
Purchase of content and services [Member]
Contractual Obligation [Line Items]
2024	8,029
2025	290
2026	23
2027	0
2028	0
Thereafter	0
Total Payments Required	8,342
Purchase of bandwidth [Member]
Contractual Obligation [Line Items]
2024	7,021
2025	40
2026	14
2027	8
2028	0
Thereafter	0
Total Payments Required	7,083
Operating lease obligations [Member]
Contractual Obligation [Line Items]
2024	3,512
2025	1,083
2026	981
2027	0
2028	0
Thereafter	0
Total Payments Required	5,576
Others [Member]
Contractual Obligation [Line Items]
2024	295
2025	0
2026	0
2027	0
2028	0
Thereafter	0
Total Payments Required	$ 295